Loans And Leases (Balance In ALLL And Recorded Investment In Loans By Portfolio Segment And Based On Impairment Method) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment		$ 22	$ 26
Collectively evaluated for impairment		6,990	6,944
Total ending allowance balance		7,012	6,970	$ 6,925
Individually evaluated for impairment		3,161	3,576
Collectively evaluated for impairment		554,534	409,800
Subtotal		557,695	413,376
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		1,819	1,984
Total ending allowance balance		1,819	1,984	1,647
Individually evaluated for impairment		100	277
Collectively evaluated for impairment		126,787	101,698
Subtotal	[1]	126,887	101,975
Single-Family Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		1,061	912
Total ending allowance balance		1,061	912	735
Individually evaluated for impairment		110	116
Collectively evaluated for impairment		118,276	95,462
Subtotal		118,386	95,578
Multi-Family Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		612	660
Total ending allowance balance		612	660	716
Collectively evaluated for impairment		47,651	35,665
Subtotal		47,651	35,665
Real Estate Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment		22	26
Collectively evaluated for impairment		2,252	2,117
Total ending allowance balance		2,274	2,143	2,727
Individually evaluated for impairment		2,951	3,183
Collectively evaluated for impairment		170,484	108,683
Subtotal		173,435	111,866
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		739	672
Total ending allowance balance		739	672	580
Collectively evaluated for impairment		61,792	42,862
Subtotal		61,792	42,862
Home Equity Lines Of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		410	597
Total ending allowance balance		410	597	486
Collectively evaluated for impairment		23,961	25,054
Subtotal		23,961	25,054
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		97	2
Total ending allowance balance		97	2	$ 34
Collectively evaluated for impairment		5,583	376
Subtotal		$ 5,583	$ 376

[1]	Includes $5,403 and $6,008 of commercial leases at December 31, 2018 and December 31, 2017, respectively.